Financial Instruments - Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Fair Value of Contracts, Beginning of Year	$ 12	$ 46
Change in Fair Value of Contracts in Place at Beginning of Year	(20)	0
Change in Fair Value of Contracts Entered Into During the Year	(30)	(45)
Fair Value of Contracts Realized During the Year	46	9
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	(1)	2
Fair Value of Contracts, End of Year	$ 7	$ 12